Contingencies	12 Months Ended
Dec. 31, 2025
Contingencies [Abstract]
Contingencies
26	Contingencies

a)	RPS Claim

On August 7, 2007, Transportación Marítima Mexicana, S.A. de C.V. (‘TMM’), subsidiary of Grupo TMM, filed a claim for arbitration against Refined Product Services (“RPS”) for$50 thousand US dollars, (approximately $1,026) or various expenses incurred by TMM due to the delay of the re-delivery of the tanker vessel Palenque.

On October 19, 2007, RPS filed a countersuit for $3.0 million US dollars (approximately $61,531) for alleged faults and lack of maintenance involving the tanker vessel Palenque, and also consequential damages for having lost a contract while the vessel was being repaired. During the year 2024 and 2025 and up to the date of authorization of the consolidated financial statements, no significant events occurred in the process.

The Company’s Management and its legal advisors consider the position against this countersuit is strong, as there are sufficient elements and arguments for defense, also the amount claimed by RPS would appear to be excessive and for non-supported issues.

b)	Tax contingencies

i.
The Company has a tax contingency related to various tax credits for alleged omissions in withholding income tax and VAT from foreign residents for the fiscal year 2014 determined by tax authorities. On March 25, 2025, the ruling was notified in which the request for amparo by Transportación Marítima Mexicana, S.A. de C.V. (TMM), Grupo TMM’s subsidiary, was denied; on April 14, 2025, the Request for Review was filed against the ruling issued in the trial where the protection and safeguarding of the Union’s Justice is sought. Subsequently, TMM filed various legal appeals in accordance with its rights. Finally, on July 3, 2025, TMM filed a complaint against the previous resolutions issued by the C. Sixteenth District Judge in Administrative Matters in Mexico City, through which the filed amparo lawsuit was dismissed. By ruling issued in the regular session held on February 6, 2026, the Twentieth Collegiate Court in Administrative Matters of the First Circuit resolved the complaint filed as unfounded, so the matter was considered closed. The contingency arising from this case corresponds to the amount of the determined tax credit and the associated accessories.

ii.
During 2017 and 2016, Grupo TMM filed Motions for Annulment with the Federal Court of Administrative Justice against various decisions of the Tax Administration Service (SAT for its acronym in Spanish), on the rejection of tax deductions (year 2007), and the termination of the consolidation regime (year 2013). As of the date of issuance of the consolidated financial statements, these lawsuits remain ongoing. The Company and its legal advisors have considered, as part of the defense against the authority’s rulings, challenging them through a direct amparo lawsuit, whose arguments must be sent for review and resolution to the Collegiate Circuit Court in Administrative Matters of the First Circuit. Additionally, if the issue of the constitutionality of general regulations persists, the Company may file a review appeal in a direct amparo against the ruling of that court, which must be sent to the Supreme Court of Justice of the Nation for study and resolution on the merits. Management, together with its legal advisors, continues with the legal defense strategy and considers that there are legal grounds to obtain a favorable resolution for the Group’s interests, which would mean that Grupo TMM doesn’t make any tax payments related to those SAT resolutions.

c)	Other legal proceedings

The Company is a participant in various other legal proceedings and administrative actions, all of which are of an ordinary or routine nature and incidental to its operations. Although it is impossible to predict the outcome of any legal proceeding, in the opinion of the Company’s Management, such proceedings and actions should not, individually or in the aggregate, have a material adverse effect on the Company’s financial condition, results of operations or liquidity.

d)	Operations with related parties

Under the Income Tax Law, companies that conduct operations with related parties, nationals or nonresidents, are subject to fiscal limitations and obligations regarding the determination of the prices negotiated, as these must be comparable to those that would be used with or between independent parties on similar operations.

In the event the tax authorities were to review the prices and reject the amounts determined, they may demand, an addition to the taxes and accessory charges corresponding (adjustments and surcharges), fines on omitted taxes, which could be for up to 100% of the adjusted tax amount.

The Company has significant transactions and relations with related parties. In regards to this the Company and its subsidiaries are in the process of completing this study for 2025 and 2024.

e)	Other legislation

Grupo TMM and Subsidiaries are subject to the laws and ordinances of other countries, as well as international regulations governing maritime transportation and the observance of safety and environmental regulations.